UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Atlanta Capital SMID-Cap Fund Semiannual Report March 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2011
Eaton Vance
Atlanta Capital SMID-Cap Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Officers and Trustees	25
Important Notices	26

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2011
Portfolio Managers William O. Bell, IV, CFA; W. Matthew Hereford, CFA; Charles B. Reed, CFA
Performance1

	Class A	Class C	Class I	Class R
Symbol	EAASX	ECAMX	EISMX	ERSMX
Inception Date	11/28/03	10/1/09	4/30/02	8/3/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	25.50	25.06	25.68	25.43
One Year	26.72	25.77	27.02	26.44
Five Years	9.57	N.A	9.82	N.A
Since Inception	11.21	24.41	9.74	28.83

% SEC Average Annual Total Returns with maximum sales charge

Six Months	18.31	24.06	25.68	25.43
One Year	19.48	24.77	27.02	26.44
Five Years	8.29	N.A	9.82	N.A
Since Inception	10.32	24.41	9.74	28.83

% Maximum Sales Charge	5.75	1.00	N.A.	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I	Class R

Gross	1.52	2.27	1.27	1.77
Net	1.20	1.95	0.95	1.45

Comparative Performance (9/30/10 - 3/31/11)[3]				% Returns

Russell 2500 Index				24.85 *
Russell 2000 Index				25.48 *
Lipper Mid-Cap Core Funds Classification				22.31 *

*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2011
Fund Profile

Sector Weightings4 (% of net assets)

Top 10 Holdings4 (% of net assets)

Markel Corp.	4.3

Affiliated Managers Group, Inc.	4.1

Morningstar, Inc.	3.3

O’Reilly Automotive, Inc.	3.3

DENTSPLY International, Inc.	3.1

Henry Schein, Inc.	2.8

Forest City Enterprises, Inc., Class A	2.8

ANSYS, Inc.	2.6

John Wiley & Sons, Inc., Class A	2.6

HCC Insurance Holdings, Inc.	2.5

Total % of net assets	31.4

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. All other returns are presented on an average annual basis. Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns for Class A reflect the maximum 5.75% sales charge. SEC Total Returns for Class C reflect a 1% contingent deferred sales charge for the first year. Class I and Class R shares are not subject to a sales charge. Absent expense subsidies, the returns would be lower.

2.	Source: Prospectus dated 2/1/11, as revised or supplemented. Net Expense Ratio reflects a contractual expense reimbursement that continues through January 31, 2012. Any amendments of this reimbursement would require written approval of the Board of Trustees. Without this expense reimbursement performance would have been lower.

3.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. The Russell 2500 Index is an unmanaged index of approximately 2,500 U.S. small- and mid-cap U.S. stocks. The Lipper total return is the average total return, at NAV, of funds that are in the Fund’s Lipper Classification.

4.	Sector Weightings and Top 10 Holdings are shown as a percentage of net assets of SMID-Cap Portfolio, a separate registered investment company in which the Fund currently invests and having the same objective and policies as the Fund, and exclude cash equivalents.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 – March 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(10/1/10)	(3/31/11)	(10/1/10 – 3/31/11)		Ratio

Actual
Class A	$1,000.00	$1,255.00	$6.75	**	1.20%
Class C	$1,000.00	$1,250.60	$10.94	**	1.95%
Class I	$1,000.00	$1,256.80	$5.35	**	0.95%
Class R	$1,000.00	$1,254.30	$8.15	**	1.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.04	**	1.20%
Class C	$1,000.00	$1,015.20	$9.80	**	1.95%
Class I	$1,000.00	$1,020.20	$4.78	**	0.95%
Class R	$1,000.00	$1,017.70	$7.29	**	1.45%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2011

Investment in SMID-Cap Portfolio, at value (identified cost, $930,632,291)	$1,171,663,640
Receivable for Fund shares sold	11,457,379
Receivable from affiliates	159,286

Total assets	$1,183,280,305

Liabilities

Payable for Fund shares redeemed	$1,692,684
Payable to affiliates:
Distribution and service fees	130,898
Accrued expenses	183,151

Total liabilities	$2,006,733

Net Assets	$1,181,273,572

Sources of Net Assets

Paid-in capital	$940,161,167
Accumulated net realized gain from Portfolio	1,929,498
Accumulated net investment loss	(1,848,442)
Net unrealized appreciation from Portfolio	241,031,349

Total	$1,181,273,572

Class A Shares

Net Assets	$474,096,320
Shares Outstanding	30,432,829
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.58
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.53

Class C Shares

Net Assets	$51,097,199
Shares Outstanding	3,317,184
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.40

Class I Shares

Net Assets	$654,563,213
Shares Outstanding	39,386,397
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.62

Class R Shares

Net Assets	$1,516,840
Shares Outstanding	97,755
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2011

Dividends allocated from Portfolio	$2,584,457
Expenses allocated from Portfolio	(3,822,283)

Total investment loss from Portfolio	$(1,237,826)

Expenses

Distribution and service fees
Class A	$433,654
Class C	152,177
Class R	1,866
Trustees’ fees and expenses	250
Custodian fee	18,102
Transfer and dividend disbursing agent fees	424,127
Legal and accounting services	9,596
Printing and postage	34,503
Registration fees	103,249
Miscellaneous	7,746

Total expenses	$1,185,270

Deduct —
Allocation of expenses to affiliates	$574,654

Total expense reductions	$574,654

Net expenses	$610,616

Net investment loss	$(1,848,442)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$7,723,948

Net realized gain	$7,723,948

Change in unrealized appreciation (depreciation) —
Investments	$171,976,057

Net change in unrealized appreciation (depreciation)	$171,976,057

Net realized and unrealized gain	$179,700,005

Net increase in net assets from operations	$177,851,563

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2010

From operations —
Net investment loss	$(1,848,442)	$(1,840,871)
Net realized gain from investment transactions	7,723,948	3,210,607
Net change in unrealized appreciation (depreciation) from investments	171,976,057	40,842,901

Net increase in net assets from operations	$177,851,563	$42,212,637

Distributions to shareholders —
From net realized gain
Class A	$(2,071,341)	$—
Class C	(171,390)	—
Class I	(2,526,372)	—
Class R	(4,538)	—

Total distributions to shareholders	$(4,773,641)	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$188,691,464	$191,101,410
Class C	29,294,715	17,680,213
Class I	313,461,173	250,820,412
Class R	1,375,560	92,760
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,849,044	—
Class C	117,677	—
Class I	1,788,185	—
Class R	4,529	—
Cost of shares redeemed
Class A	(48,140,846)	(72,390,125)
Class C	(2,123,962)	(1,000,711)
Class I	(49,034,367)	(40,105,786)
Class R	(109,633)	(391)

Net increase in net assets from Fund share transactions	$437,173,539	$346,197,782

Net increase in net assets	$610,251,461	$388,410,419

Net Assets

At beginning of period	$571,022,111	$182,611,692

At end of period	$1,181,273,572	$571,022,111

Accumulated net investment loss included in net assets

At end of period	$(1,848,442)	$—

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$12.490		$11.170	$10.930	$13.490	$12.480	$12.510

Income (Loss) From Operations

Net investment loss(1)	$(0.040)		$(0.072)	$(0.047)	$(0.031)	$(0.032)	$(0.063)
Net realized and unrealized gain (loss)	3.219		1.392	0.545	(0.693)	1.983	0.924

Total income (loss) from operations	$3.179		$1.320	$0.498	$(0.724)	$1.951	$0.861

Less Distributions

From net realized gain	$(0.089)		$—	$(0.258)	$(1.836)	$(0.941)	$(0.891)

Total distributions	$(0.089)		$—	$(0.258)	$(1.836)	$(0.941)	$(0.891)

Net asset value — End of period	$15.580		$12.490	$11.170	$10.930	$13.490	$12.480

Total Return(2)	25.50	%(3)	11.82%	5.50%	(6.72)%	16.42%	7.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$474,096		$256,917	$117,175	$23,589	$15,941	$7,073
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.20	%(7)	1.20%	1.20%	1.20%	1.21%	1.60%
Net investment loss	(0.56	)%(7)	(0.61)%	(0.49)%	(0.27)%	(0.25)%	(0.52)%
Portfolio Turnover of the Portfolio	6	%(3)	20%	33%	42%	84%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.20%, 0.32%, 0.52%, 0.52%, 0.57% and 0.27% of average daily net assets for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	March 31, 2011		Year Ended
	(Unaudited)		September 30, 2010*

Net asset value — Beginning of period	$12.390		$11.170

Income (Loss) From Operations

Net investment loss(1)	$(0.092)		$(0.158)
Net realized and unrealized gain	3.191		1.378

Total income from operations	$3.099		$1.220

Less Distributions

From net realized gain	$(0.089)		$—

Total distributions	$(0.089)		$—

Net asset value — End of period	$15.400		$12.390

Total Return(2)	25.06	%(3)	10.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,097		$17,530
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.95	%(7)	1.95%
Net investment loss	(1.30	)%(7)	(1.34)%
Portfolio Turnover of the Portfolio	6	%(3)	20%

*	Class C commenced operations on October 1, 2009.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.20% and 0.32% of average daily net assets for the six months ended March 31, 2011 and the year ended September 30, 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$13.300		$11.870	$11.570	$14.140	$13.010		$12.980

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.024)		$(0.044)	$(0.025)	$(0.002)	$0.000	(2)	$(0.032)
Net realized and unrealized gain (loss)	3.433		1.474	0.583	(0.732)	2.071		0.953

Total income (loss) from operations	$3.409		$1.430	$0.558	$(0.734)	$2.071		$0.921

Less Distributions

From net realized gain	$(0.089)		$—	$(0.258)	$(1.836)	$(0.941)		$(0.891)

Total distributions	$(0.089)		$—	$(0.258)	$(1.836)	$(0.941)		$(0.891)

Net asset value — End of period	$16.620		$13.300	$11.870	$11.570	$14.140		$13.010

Total Return(3)	25.68	%(4)	12.05%	5.72%	(6.46)%	16.69%		7.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$654,563		$296,476	$65,435	$15,846	$13,391		$11,857
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.95	%(8)	0.95%	0.95%	0.95%	0.96%		1.35%
Net investment income (loss)	(0.31)	%(8)	(0.35)%	(0.25)%	(0.01)%	0.00	%(9)	(0.25)%
Portfolio Turnover of the Portfolio	6	%(4)	20%	33%	42%	84%		34%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.20%, 0.32%, 0.52%, 0.52%, 0.57% and 0.27% of average daily net assets for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Financial Highlights — continued

	Class R

	Six Months Ended
	March 31, 2011		Year Ended	Period Ended
	(Unaudited)		September 30, 2010	September 30, 2009(1)

Net asset value — Beginning of period	$12.450		$11.170	$10.240

Income (Loss) From Operations

Net investment loss(2)	$(0.058)		$(0.092)	$(0.015)
Net realized and unrealized gain	3.217		1.372	0.945

Total income from operations	$3.159		$1.280	$0.930

Less Distributions

From net realized gain	$(0.089)		$—	$—

Total distributions	$(0.089)		$—	$—

Net asset value — End of period	$15.520		$12.450	$11.170

Total Return(3)	25.43	%(4)	11.46%	9.08	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,517		$98	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.45	%(8)	1.45%	1.45	%(8)
Net investment loss	(0.80	)%(8)	(0.78)%	(0.86	)%(8)
Portfolio Turnover of the Portfolio	6	%(4)	20%	33	%(9)

(1)	For the period from the commencement of operations, August 3, 2009, to September 30, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.20%, 0.32% and 0.56% of average daily net assets for the six months ended March 31, 2011, the year ended September 30, 2010 and the period ended September 30, 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended September 30, 2009.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.3% at March 31, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to March 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.20%, 1.95%, 0.95% and 1.45% annually of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 31, 2012. Pursuant to this agreement, EVM and Atlanta Capital were allocated $143,664 and $430,990, respectively, of the Fund’s operating expenses for the six months ended March 31, 2011. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2011, EVM earned $15,983 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $109,495 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2011. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2011 amounted to $433,654 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended March 31, 2011, the Fund paid or accrued to EVD $114,133 for Class C shares. At March 31, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $2,691,000.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2011, the Fund paid or accrued to EVD $933, representing 0.25% (annualized) of the average daily net assets of Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2011, amounted to $38,044 and $933 for Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended March 31, 2011, the Fund was informed that EVD received approximately $26,000 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended March 31, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $426,704,121 and $2,270,510, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2011	Year Ended
Class A	(Unaudited)	September 30, 2010

Sales	13,082,464	16,309,214
Issued to shareholders electing to receive payments of distributions in Fund shares	127,961	—
Redemptions	(3,353,798)	(6,220,200)

Net increase	9,856,627	10,089,014

	Six Months Ended
	March 31, 2011	Year Ended
Class C	(Unaudited)	September 30, 2010(1)

Sales	2,041,932	1,499,995
Issued to shareholders electing to receive payments of distributions in Fund shares	8,224	—
Redemptions	(147,483)	(85,484)

Net increase	1,902,673	1,414,511

	Six Months Ended
	March 31, 2011	Year Ended
Class I	(Unaudited)	September 30, 2010

Sales	20,135,620	19,997,965
Issued to shareholders electing to receive payments of distributions in Fund shares	116,116	—
Redemptions	(3,158,572)	(3,216,906)

Net increase	17,093,164	16,781,059

	Six Months Ended
	March 31, 2011	Year Ended
Class R	(Unaudited)	September 30, 2010

Sales	97,208	7,833
Issued to shareholders electing to receive payments of distributions in Fund shares	315	—
Redemptions	(7,667)	(32)

Net increase	89,856	7,801

(1)	Class C commenced operations on October 1, 2009.

SMID-Cap Portfolio

March 31, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value

Auto Components — 2.1%

BorgWarner, Inc.(1)	305,430	$24,339,717

		$24,339,717

Beverages — 2.1%

Constellation Brands, Inc., Class A(1)	1,213,220	$24,604,102

		$24,604,102

Capital Markets — 7.4%

Affiliated Managers Group, Inc.(1)	442,820	$48,431,223
Greenhill & Co., Inc.	271,320	17,850,143
SEI Investments Co.	889,810	21,248,663

		$87,530,029

Commercial Banks — 4.3%

City National Corp.	368,700	$21,034,335
Cullen/Frost Bankers, Inc.	205,210	12,111,494
Umpqua Holdings Corp.	1,569,686	17,957,208

		$51,103,037

Commercial Services & Supplies — 1.0%

Copart, Inc.(1)	279,380	$12,105,535

		$12,105,535

Construction & Engineering — 2.3%

Jacobs Engineering Group, Inc.(1)	528,790	$27,195,670

		$27,195,670

Containers & Packaging — 2.0%

AptarGroup, Inc.	483,870	$24,256,403

		$24,256,403

Distributors — 2.5%

LKQ Corp.(1)	1,219,950	$29,400,795

		$29,400,795

Electrical Equipment — 3.8%

Acuity Brands, Inc.	316,470	$18,510,330
AMETEK, Inc.	608,810	26,708,495

		$45,218,825

Electronic Equipment, Instruments & Components — 3.1%

FLIR Systems, Inc.	696,940	$24,121,093
Rofin-Sinar Technologies, Inc.(1)	302,540	11,950,330

		$36,071,423

Energy Equipment & Services — 2.6%

Dril-Quip, Inc.(1)	152,090	$12,019,673
Oceaneering International, Inc.(1)	203,010	18,159,244

		$30,178,917

Health Care Equipment & Supplies — 4.6%

DENTSPLY International, Inc.	986,970	$36,508,020
Varian Medical Systems, Inc.(1)	268,040	18,130,226

		$54,638,246

Health Care Providers & Services — 3.9%

Henry Schein, Inc.(1)	476,730	$33,452,144
Universal Health Services, Inc., Class B	246,050	12,157,331

		$45,609,475

Household Products — 1.8%

Church & Dwight Co., Inc.	262,610	$20,835,477

		$20,835,477

Industrial Conglomerates — 1.8%

Carlisle Cos., Inc.	480,740	$21,416,967

		$21,416,967

Insurance — 6.9%

HCC Insurance Holdings, Inc.	959,770	$30,050,399
Markel Corp.(1)	122,777	50,884,927

		$80,935,326

IT Services — 1.5%

Jack Henry & Associates, Inc.	533,710	$18,087,432

		$18,087,432

Life Sciences Tools & Services — 4.1%

Bio-Rad Laboratories, Inc., Class A(1)	225,880	$27,137,223
Mettler-Toledo International, Inc.(1)	122,910	21,140,520

		$48,277,743

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 4.7%

Graco, Inc.	405,390	$18,441,191
IDEX Corp.	629,480	27,476,802
Valmont Industries, Inc.	87,770	9,160,555

		$55,078,548

Marine — 2.5%

Kirby Corp.(1)	522,383	$29,927,322

		$29,927,322

Media — 5.9%

John Wiley & Sons, Inc., Class A	592,420	$30,118,633
Morningstar, Inc.	672,520	39,261,718

		$69,380,351

Professional Services — 4.6%

Equifax, Inc.	624,760	$24,271,926
IHS, Inc.(1)	134,980	11,979,475
Verisk Analytics, Inc., Class A(1)	540,641	17,711,399

		$53,962,800

Real Estate Management & Development — 2.8%

Forest City Enterprises, Inc., Class A(1)	1,755,041	$33,047,422

		$33,047,422

Road & Rail — 1.6%

J.B. Hunt Transport Services, Inc.	405,290	$18,408,272

		$18,408,272

Software — 8.4%

ANSYS, Inc.(1)	556,090	$30,134,517
Blackbaud, Inc.	974,270	26,539,115
FactSet Research Systems, Inc.	172,100	18,024,033
Fair Isaac Corp.	767,330	24,255,301

		$98,952,966

Specialty Retail — 9.0%

Aaron’s, Inc.	718,745	$18,227,373
CarMax, Inc.(1)	520,590	16,710,939
O’Reilly Automotive, Inc.(1)	674,430	38,752,748
Sally Beauty Holdings, Inc.(1)	1,278,920	17,917,669
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	311,650	14,999,715

		$106,608,444

Textiles, Apparel & Luxury Goods — 1.0%

Columbia Sportswear Co.	204,300	$12,139,506

		$12,139,506

Total Common Stocks — 98.3%
(identified cost $915,173,210)		$1,159,310,750

Other Assets, Less Liabilities — 1.7%		$20,346,672

Net Assets — 100.0%		$1,179,657,422

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2011

Investments, at value (identified cost, $915,173,210)	$1,159,310,750
Cash	90,283,292
Dividends receivable	359,873
Receivable from affiliates	4,411

Total assets	$1,249,958,326

Liabilities

Payable for investments purchased	$69,405,035
Payable to affiliates:
Investment adviser fee	830,111
Accrued expenses	65,758

Total liabilities	$70,300,904

Net Assets applicable to investors’ interest in Portfolio	$1,179,657,422

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$935,519,882
Net unrealized appreciation	244,137,540

Total	$1,179,657,422

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2011

Dividends	$2,606,606

Total investment income	$2,606,606

Expenses

Investment adviser fee	$3,978,516
Trustees’ fees and expenses	13,657
Custodian fee	115,588
Legal and accounting services	15,351
Miscellaneous	4,892

Total expenses	$4,128,004

Deduct —
Reduction of custodian fee	$8,168
Allocation of expenses to affiliates	264,634

Total expense reductions	$272,802

Net expenses	$3,855,202

Net investment loss	$(1,248,596)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$7,826,589

Net realized gain	$7,826,589

Change in unrealized appreciation (depreciation) —
Investments	$173,450,687

Net change in unrealized appreciation (depreciation)	$173,450,687

Net realized and unrealized gain	$181,277,276

Net increase in net assets from operations	$180,028,680

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2010

From operations —
Net investment loss	$(1,248,596)	$(1,338,619)
Net realized gain from investment transactions	7,826,589	3,190,004
Net change in unrealized appreciation (depreciation) from investments	173,450,687	41,529,660

Net increase in net assets from operations	$180,028,680	$43,381,045

Capital transactions —
Contributions	$427,348,791	$353,022,439
Withdrawals	(2,467,601)	(8,563,531)

Net increase in net assets from capital transactions	$424,881,190	$344,458,908

Net increase in net assets	$604,909,870	$387,839,953

Net Assets

At beginning of period	$574,747,552	$186,907,599

At end of period	$1,179,657,422	$574,747,552

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Supplementary Data

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.95	%(3)	0.95%	0.96%	0.95%	0.96%	1.23%
Net investment income (loss)	(0.31	)%(3)	(0.36)%	(0.24)%	(0.01)%	0.01%	(0.13)%
Portfolio Turnover	6	%(4)	20%	33%	42%	84%	34%

Total Return	25.68	%(4)	12.05%	5.71%	(6.46)%	16.70%	7.67%

Net assets, end of period (000’s omitted)	$1,179,657		$574,748	$186,908	$44,383	$33,041	$22,524

(1)	The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.06%, 0.12%, 0.18%, 0.22%, 0.27% and less than 0.01% of average daily net assets for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2011, Eaton Vance Atlanta Capital SMID-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 99.3% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

SMID-Cap Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

H Interim Financial Statements — The interim financial statements relating to March 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2011, the investment adviser fee was 0.98% (annualized) of the Portfolio’s average daily net assets and amounted to $3,978,516. Pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $66,159 and $198,475, respectively, of the Portfolio’s operating expenses for the six months ended March 31, 2011.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $458,910,919 and $48,494,175, respectively, for the six months ended March 31, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$918,382,183

Gross unrealized appreciation	$243,555,694
Gross unrealized depreciation	(2,627,127)

Net unrealized appreciation	$240,928,567

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2011.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

SMID-Cap Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,159,310,750	$—	$—	$1,159,310,750

Total Investments	$1,159,310,750	$—	$—	$1,159,310,750

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of SMID-Cap Portfolio

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC
1075 West Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1452-5/11	ASCSRC

Eaton Vance Atlanta Capital Focused Growth Fund Semiannual Report March 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2011
Eaton Vance
Atlanta Capital Focused Growth Fund
Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	23

Important Notices	24

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2011
Portfolio Managers Richard B. England, CFA; Paul J. Marshall, CFA
Performance1

	Class A	Class I
Symbol	EAALX	EILGX
Inception Date	11/28/03	4/30/02

% Average Annual Total Returns at net asset value (NAV)

Six Months	23.69	23.75

One Year	23.69	23.89

Five Years	5.04	5.32

Since Inception	5.79	4.47

% SEC Average Annual Total Returns with maximum sales charge

Six Months	16.60	23.75

One Year	16.60	23.89

Five Years	3.81	5.32

Since Inception	4.94	4.47

% Maximum Sales Charge	5.75	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class I

Gross	1.68	1.43

Net	1.25	1.00

Comparative Performance (9/30/10 - 3/31/11)[3]		% Returns

Russell 1000 Growth Index		18.57 *

Lipper Large-Cap Growth Funds Classification		17.31 *

*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2011
Fund Profile

Sector Weightings4 (% of net assets)

Top 10 Holdings4 (% of net assets)

Apple, Inc.	8.2

Netflix, Inc.	7.9

QUALCOMM, Inc.	5.7

Teva Pharmaceutical Industries, Ltd. ADR	5.3

Monsanto Co.	4.4

Suncor Energy, Inc.	4.3

Green Mountain Coffee Roasters, Inc.	4.2

Schlumberger, Ltd.	3.9

Wells Fargo & Co.	3.5

Apache Corp.	3.5

Total % of net assets	50.9

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. All other returns are presented on an average annual basis. Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are not subject to a sales charge. Absent expense subsidies, the returns would be lower.

2.	Source: Prospectus dated 2/1/11, as revised or supplemented. Net Expense Ratio reflects a contractual expense reimbursement. The expense reimbursement continues through January 31, 2013. Any amendments of this reimbursement would require written approval of the Board of Trustees. Without this reimbursement performance would have been lower.

3.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Russell 1000 Growth Index is an unmanaged index of 1,000 U.S. large-cap growth stocks. The Lipper total return is the average total return, at NAV, of funds that are in the Fund’s Lipper Classification.

4.	Sector Weightings and Top 10 Holdings are shown as a percentage of net assets of Focused Growth Portfolio, a separate registered investment company in which the Fund currently invests and having the same objective and policies as the Fund, and exclude cash equivalents.

4

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 – March 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(10/1/10)	(3/31/11)	(10/1/10 – 3/31/11)		Ratio

Actual
Class A	$1,000.00	$1,236.90	$6.97	**	1.25%
Class I	$1,000.00	$1,237.50	$5.58	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.29	**	1.25%
Class I	$1,000.00	$1,019.90	$5.04	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2011

Investment in Focused Growth Portfolio, at value (identified cost, $50,737,437)	$62,296,651
Receivable for Fund shares sold	344,601
Receivable from affiliates	3,477

Total assets	$62,644,729

Liabilities

Payable for Fund shares redeemed	$487,178
Payable to affiliates:
Distribution and service fees	4,129
Accrued expenses	26,863

Total liabilities	$518,170

Net Assets	$62,126,559

Sources of Net Assets

Paid-in capital	$51,519,559
Accumulated net realized loss from Portfolio	(889,997)
Accumulated net investment loss	(62,217)
Net unrealized appreciation from Portfolio	11,559,214

Total	$62,126,559

Class A Shares

Net Assets	$22,081,707
Shares Outstanding	1,871,308
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.80
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.52

Class I Shares

Net Assets	$40,044,852
Shares Outstanding	3,590,775
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.15

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.
6

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2011

Dividends allocated from Portfolio (net of foreign taxes, $1,984)	$159,065
Expenses allocated from Portfolio	(174,196)

Total investment loss from Portfolio	$(15,131)

Expenses

Distribution and service fees
Class A	$16,364
Trustees’ fees and expenses	250
Custodian fee	6,611
Transfer and dividend disbursing agent fees	17,248
Legal and accounting services	9,728
Printing and postage	5,311
Registration fees	12,168
Miscellaneous	4,672

Total expenses	$72,352

Deduct —
Allocation of expenses to affiliates	$25,266

Total expense reductions	$25,266

Net expenses	$47,086

Net investment loss	$(62,217)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$689,542
Foreign currency transactions	29

Net realized gain	$689,571

Change in unrealized appreciation (depreciation) —
Investments	$7,697,155

Net change in unrealized appreciation (depreciation)	$7,697,155

Net realized and unrealized gain	$8,386,726

Net increase in net assets from operations	$8,324,509

See Notes to Financial Statements.
7

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2010

From operations —
Net investment loss	$(62,217)	$(34,106)
Net realized gain from investment and foreign currency transactions	689,571	1,825,811 (1)
Net change in unrealized appreciation (depreciation) from investments	7,697,155	920,708

Net increase in net assets from operations	$8,324,509	$2,712,413

Distributions to shareholders —
From net investment income
Class A	$—	$(43,827)
Class I	—	(91,173)

Total distributions to shareholders	$—	$(135,000)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,458,409	$1,683,206
Class I	17,047,466	16,611,354
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	41,771
Class I	—	69,643
Cost of shares redeemed
Class A	(1,680,069)	(2,171,275)
Class I	(4,005,262)	(15,031,125)

Net increase in net assets from Fund share transactions	$23,820,544	$1,203,574

Net increase in net assets	$32,145,053	$3,780,987

Net Assets

At beginning of period	$29,981,506	$26,200,519

At end of period	$62,126,559	$29,981,506

Accumulated net investment loss included in net assets

At end of period	$(62,217)	$—

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.
8

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.540		$8.780	$9.730	$12.760	$11.510	$11.220

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.025)		$(0.026)	$0.038	$0.007	$0.006	$0.016
Net realized and unrealized gain (loss)	2.285		0.832	(0.487)	(2.011)	1.960	0.526

Total income (loss) from operations	$2.260		$0.806	$(0.449)	$(2.004)	$1.966	$0.542

Less Distributions

From net investment income	$—		$(0.046)	$—	$(0.002)	$(0.012)	$—
From net realized gain	—		—	(0.501)	(1.024)	(0.704)	(0.252)

Total distributions	$—		$(0.046)	$(0.501)	$(1.026)	$(0.716)	$(0.252)

Net asset value — End of period	$11.800		$9.540	$8.780	$9.730	$12.760	$11.510

Total Return(2)	23.69	%(3)	9.21%	(2.89)%	(17.21)%	17.79%	4.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,082		$8,706	$8,451	$8,903	$12,285	$13,150
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.25	%(7)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.46	)%(7)	(0.29)%	0.52%	0.06%	0.05%	0.14%
Portfolio Turnover of the Portfolio	30	%(3)	152%	49%	50%	37%	46%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.12%, 0.43%, 0.50%, 0.19%, 0.14% and 0.17% of average daily net assets for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.010		$8.290	$9.240	$12.170	$11.010	$10.750

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.012)		$(0.005)	$0.053	$0.034	$0.035	$0.034
Net realized and unrealized gain (loss)	2.152		0.791	(0.476)	(1.902)	1.870	0.511

Total income (loss) from operations	$2.140		$0.786	$(0.423)	$(1.868)	$1.905	$0.545

Less Distributions

From net investment income	$—		$(0.066)	$(0.026)	$(0.038)	$(0.041)	$(0.033)
From net realized gain	—		—	(0.501)	(1.024)	(0.704)	(0.252)

Total distributions	$—		$(0.066)	$(0.527)	$(1.062)	$(0.745)	$(0.285)

Net asset value — End of period	$11.150		$9.010	$8.290	$9.240	$12.170	$11.010

Total Return(2)	23.75	%(3)	9.51%	(2.64)%	(16.97)%	18.09%	5.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40,045		$21,275	$17,750	$14,400	$14,150	$13,383
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.00	%(7)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.23	)%(7)	(0.06)%	0.76%	0.31%	0.31%	0.32%
Portfolio Turnover of the Portfolio	30	%(3)	152%	49%	50%	37%	46%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.12%, 0.43%, 0.50%, 0.19%, 0.14% and 0.17% of average daily net assets for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. As of March 31, 2011, the Fund offered two classes of shares. Effective May 2, 2011, the Fund began offering Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Focused Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,289,652 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2017 ($620,574) and September 30, 2018 ($669,078).

Additionally, at September 30, 2010, the Fund had a net capital loss of $90,461 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2011.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

11

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to March 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.25% and 1.00% annually of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after January 31, 2013. Pursuant to this agreement, EVM and Atlanta Capital were allocated $9,718 and $15,548, respectively, of the Fund’s operating expenses for the six months ended March 31, 2011. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2011, EVM earned $255 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,151 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2011. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2011 amounted to $16,364 for Class A shares.

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended March 31, 2011, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6 Investment Transactions

For the six months ended March 31, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $27,271,755 and $3,340,271, respectively.

12

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2011	Year Ended
Class A	(Unaudited)	September 30, 2010

Sales	1,110,451	186,256
Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,585
Redemptions	(151,339)	(241,337)

Net increase (decrease)	959,112	(50,496)

	Six Months Ended
	March 31, 2011	Year Ended
Class I	(Unaudited)	September 30, 2010

Sales	1,630,988	1,990,278
Issued to shareholders electing to receive payments of distributions in Fund shares	—	8,117
Redemptions	(401,841)	(1,778,843)

Net increase	1,229,147	219,552

13

Focused Growth Portfolio

March 31, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value

Air Freight & Logistics — 2.1%

Expeditors International of Washington, Inc.	25,830	$1,295,116

		$1,295,116

Capital Markets — 3.5%

Lazard, Ltd., Class A	25,950	$1,079,001
T. Rowe Price Group, Inc.	16,190	1,075,340

		$2,154,341

Chemicals — 4.4%

Monsanto Co.	37,725	$2,726,008

		$2,726,008

Commercial Banks — 3.5%

Wells Fargo & Co.	69,640	$2,207,588

		$2,207,588

Communications Equipment — 7.9%

Acme Packet, Inc.(1)	18,970	$1,346,111
QUALCOMM, Inc.	65,130	3,571,078

		$4,917,189

Computers & Peripherals — 9.4%

Apple, Inc.(1)	14,710	$5,125,700
Hewlett-Packard Co.	17,691	724,800

		$5,850,500

Diversified Financial Services — 3.4%

JPMorgan Chase & Co.	46,660	$2,151,026

		$2,151,026

Electrical Equipment — 2.0%

Cooper Industries PLC, Class A	19,095	$1,239,266

		$1,239,266

Energy Equipment & Services — 3.9%

Schlumberger, Ltd.	26,218	$2,445,091

		$2,445,091

Food Products — 4.2%

Green Mountain Coffee Roasters, Inc.(1)	40,070	$2,588,923

		$2,588,923

Hotels, Restaurants & Leisure — 2.4%

Chipotle Mexican Grill, Inc.(1)	5,505	$1,499,397

		$1,499,397

Industrial Conglomerates — 2.2%

3M Co.	14,735	$1,377,723

		$1,377,723

Internet & Catalog Retail — 14.5%

Amazon.com, Inc.(1)	10,914	$1,965,939
Netflix, Inc.(1)	20,598	4,888,523
Priceline.com, Inc.(1)	4,300	2,177,692

		$9,032,154

Internet Software & Services — 2.7%

MercadoLibre, Inc.	20,400	$1,665,252

		$1,665,252

IT Services — 2.3%

Cognizant Technology Solutions Corp., Class A(1)	17,450	$1,420,430

		$1,420,430

Metals & Mining — 2.0%

BHP Billiton, Ltd. ADR	13,140	$1,259,863

		$1,259,863

Oil, Gas & Consumable Fuels — 7.8%

Apache Corp.	16,800	$2,199,456
Suncor Energy, Inc.	59,905	2,686,140

		$4,885,596

Pharmaceuticals — 5.3%

Teva Pharmaceutical Industries, Ltd. ADR	65,550	$3,288,643

		$3,288,643

Semiconductors & Semiconductor Equipment — 3.2%

Broadcom Corp., Class A	50,945	$2,006,214

		$2,006,214

See Notes to Financial Statements.
14

Focused Growth Portfolio

March 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 8.9%

Activision Blizzard, Inc.	109,684	$1,203,233
Oracle Corp.	32,280	1,077,184
salesforce.com, inc.(1)	15,830	2,114,571
VMware, Inc., Class A(1)	14,385	1,172,953

		$5,567,941

Total Common Stocks — 95.6%
(identified cost $48,018,613)		$59,578,261

Other Assets, Less Liabilities — 4.4%		$2,718,522

Net Assets — 100.0%		$62,296,783

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

See Notes to Financial Statements.
15

Focused Growth Portfolio

March 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2011

Investments, at value (identified cost, $48,018,613)	$59,578,261
Cash	2,740,078
Dividends receivable	33,263
Tax reclaims receivable	965

Total assets	$62,352,567

Liabilities

Payable to affiliates:
Investment adviser fee	$30,639
Accrued expenses	25,145

Total liabilities	$55,784

Net Assets applicable to investors’ interest in Portfolio	$62,296,783

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$50,737,135
Net unrealized appreciation	11,559,648

Total	$62,296,783

See Notes to Financial Statements.
16

Focused Growth Portfolio

March 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2011

Dividends (net of foreign taxes, $1,984)	$159,066

Total investment income	$159,066

Expenses

Investment adviser fee	$132,412
Trustees’ fees and expenses	890
Custodian fee	25,134
Legal and accounting services	15,193
Miscellaneous	951

Total expenses	$174,580

Deduct —
Reduction of custodian fee	$383

Total expense reductions	$383

Net expenses	$174,197

Net investment loss	$(15,131)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$691,156
Foreign currency transactions	29

Net realized gain	$691,185

Change in unrealized appreciation (depreciation) —
Investments	$7,695,566

Net change in unrealized appreciation (depreciation)	$7,695,566

Net realized and unrealized gain	$8,386,751

Net increase in net assets from operations	$8,371,620

See Notes to Financial Statements.
17

Focused Growth Portfolio

March 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2010

From operations —
Net investment income (loss)	$(15,131)	$15,263
Net realized gain from investment and foreign currency transactions	691,185	1,832,433 (1)
Net change in unrealized appreciation (depreciation) from investments	7,695,566	914,094

Net increase in net assets from operations	$8,371,620	$2,761,790

Capital transactions —
Contributions	$27,271,755	$16,350,673
Withdrawals	(3,340,271)	(15,422,213)

Net increase in net assets from capital transactions	$23,931,484	$928,460

Net increase in net assets	$32,303,104	$3,690,250

Net Assets

At beginning of period	$29,993,679	$26,303,429

At end of period	$62,296,783	$29,993,679

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.
18

Focused Growth Portfolio

March 31, 2011

Supplementary Data

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010		2009		2008		2007		2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.85	%(2)	0.88	%(3)	0.92	%(3)	0.88	%(3)	0.86	%(3)	0.87	%(3)
Net investment income (loss)	(0.07	)%(2)	0.06%		0.85%		0.44%		0.44%		0.48%
Portfolio Turnover	30	%(4)	152%		49%		50%		37%		46%

Total Return	23.84	%(4)	9.65%		(2.56)%		(16.90)%		18.25%		5.25%

Net assets, end of period (000’s omitted)	$62,297		$29,994		$26,303		$23,317		$26,467		$26,635

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for each of the years ended September 30, 2010, 2009, 2008, 2007 and 2006). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.
(4)	Not annualized.

See Notes to Financial Statements.
19

Focused Growth Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Focused Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2011, Eaton Vance Atlanta Capital Focused Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

20

Focused Growth Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Interim Financial Statements — The interim financial statements relating to March 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2011, the investment adviser fee was 0.65% (annualized) of the Portfolio’s average daily net assets and amounted to $132,412.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $33,580,294 and $12,361,426, respectively, for the six months ended March 31, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,216,219

Gross unrealized appreciation	$11,383,285
Gross unrealized depreciation	(21,243)

Net unrealized appreciation	$11,362,042

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2011.

21

Focused Growth Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$59,578,261	$—	$—	$59,578,261

Total Investments	$59,578,261	$—	$—	$59,578,261

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

22

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Focused Growth Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Focused Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Focused Growth Fund and Focused Growth Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

23

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser of Focused Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Focused Growth Portfolio
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital Focused Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1451-5/11	ALCGSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Duncan. W. Richardson
Duncan W. Richardson
President

Date: May 16, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: May 16, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: May 16, 2011